CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 2,912	$ 3,537
Restricted bank deposits	1,009	1,067
Trade receivable, net	12,498	11,061
Other accounts receivable and prepaid expenses	1,801	1,599
Inventories, net (Note 3)	3,641	3,561
Patents	5,283	5,283
Total current assets	27,144	26,108
LONG-TERM ASSETS
Severance pay funds	458	487
Deferred tax long term	202	202
Property and equipment, net	1,742	1,804
Other Intangible assets, net (Note 4)	5,429	5,610
Goodwill	7,026	7,026
Operating lease right-of-use asset	683	882
Total non-current assets	15,540	16,011
TOTAL ASSETS	42,684	42,119
CURRENT LIABILITIES
Trade payables	1,355	1,395
Employees and payroll accruals	1,802	2,119
Related parties	161	172
Accrued expenses and other liabilities	1,353	1,559
Deferred revenue	525	151
Short-term loan and others	0	207
Total current liabilities	5,196	5,603
LONG-TERM LIABILITIES
Long-term loan	32,337	30,451
Deferred revenue	49	49
Deferred tax liability LT	170	170
Accrued severance pay	498	529
Operating lease liabilities	709	925
Total non-current liabilities	33,763	32,124
SHAREHOLDERS' EQUITY:
Ordinary shares	2,645	2,028
Additional paid-in capital	101,708	97,833
Accumulated deficit	(100,628)	(95,469)
Total shareholders' equity	3,725	4,392
Total liabilities and shareholders' equity	$ 42,684	$ 42,119